Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Components of Lease Expense

The components of lease expense were as follows:

	Year ended December 31,
	2020	2021
Lease cost
Operating lease expense	9,472	12,065
Short-term lease expense (i)	876	2,382
Total lease cost	10,348	14,447

(i) Includes leases with a term of one year or less.

Supplemental Cash Flow Information for Leases

Supplemental cash flow information for leases was as follows:

	Year ended December 31,
	2020	2021
Operating cash flows relating to operating leases	10,203	14,765
Lease liabilities arising from obtaining right-of-use assets	7,890	16,835

Schedule of Aggregate Future Minimum Rental Payments under Non-cancelable Agreement

20.	LEASES (Continued)

As of December 31, 2021, the aggregate future minimum rental payments under non-cancelable agreement were as follows:

Rental RMB
2022	15,619
2023	10,837
2024 and after	244
Total future minimum rental payment	26,700
Less amount representing imputed interest	(7,792)
Present value of future minimum rental payments	18,908
Less current portion, recorded in other current liabilities	(11,312)
Long-term lease liabilities, recorded in other long-term liabilities	7,596